Restricted Cash (Details)	Sep. 01, 2017 vessel
STI Solace, STI Solidarity and STI Stability | BCFL Lease Financing (LR2s) | NPTI September Closing | Vessels | LR2
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under finance lease arrangements	3